Business Combinations	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combinations

2. Business Combinations

Business combinations generally take place to either gain key technology or strengthen Autoliv's position in a certain geographical area or with a certain customer.

No significant business combinations have taken place during 2011.

As of March 31, 2010, Autoliv acquired Delphi's Occupant Protection Systems (OPS) operations in Korea and China. The purchase price for this acquisition was $73 million and this acquisition did not result in any goodwill. The assets and liabilities assumed from these businesses were included in the Company's consolidated financial statements as of March 31, 2010. The results from the operations have been included in the consolidated financial statements from April 1, 2010.

In December 2009, Autoliv acquired certain assets from Delphi in North America and Europe for the production of airbags, steering wheels and seatbelts. The purchase price and goodwill in connection with these acquisitions was $34 million and $1 million, respectively.

There is no goodwill that is expected to be deductible for tax purposes arising from these acquisitions.